WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.6%
Alabama - 7.1%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$450,000	$484,802	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,020,000	11,169,907
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,750,000	1,849,035
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	4,880,000	5,352,879
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	8,250,000	9,100,321

Total Alabama				27,956,944

Alaska - 0.8%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	636,217	(a)
Northern Tobacco Securitization Corp., AK, Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	500,000	464,117
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	1,200,000	1,209,860
Asset Backed Senior Bonds, Class 2, Series B-1	4.000%	6/1/50	1,000,000	910,316

Total Alaska				3,220,510

Arizona - 4.1%
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	772,356	(b)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,240,372	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,533,407	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	890,972	(b)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	7,130,553	(b)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Tempe, AZ, IDA Revenue:
Mirabella at ASU Inc. Project, Series A	6.000%	10/1/37	$1,200,000	$1,210,382	(b)
Mirabella at ASU Inc. Project, Series A	6.125%	10/1/47	1,400,000	1,402,749	(b)

Total Arizona				16,180,791

California - 11.7%
California Public Finance Authority, CA, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	500,000	496,934
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	750,000	739,062
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,211,941	(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,000,000	1,045,972	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	1,250,000	1,299,523	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,560,900	(a)(b)
California State Public Finance Authority Revenue, ENSO Village Project, Green Bond, Series B-3	2.125%	11/15/27	500,000	474,648	(b)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	612,269
KIPP LA Project, Series A	5.125%	7/1/44	750,000	764,567
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	2,960,000	2,993,193	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,251,747	(b)
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	450,000	437,851
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	365,000	366,109	(c)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,227,788

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/50	$2,250,000	$2,257,124
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	17,459,554
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,740,000	2,807,668
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	700,000	736,930

Total California				45,743,780

Colorado - 3.7%
Arista Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Series A, Refunding and Improvements	5.125%	12/1/48	1,000,000	1,005,901
Clear Creek Station Metropolitan District #2, CO, GO, Subordinated, Series B	7.375%	12/15/47	500,000	472,218
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	1,250,000	1,184,830
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	517,082
Dominion, CO, Water & Sanitation District Revenue, Series 2016	6.000%	12/1/46	2,487,000	2,540,608
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	512,023
Subordinated, Series B	7.750%	12/15/47	1,000,000	976,627
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	5,663,819
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	516,091
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,228,302

Total Colorado				14,617,501

Connecticut - 0.3%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	1,000,000	1,094,068

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.9%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	$2,130,000	$2,167,612	(c)
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,272,073	(c)

Total District of Columbia				3,439,685

Florida - 3.9%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	3,750,000	3,772,828	(a)
Senior Bonds, Series B	4.000%	9/1/49	1,500,000	1,498,113	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,034,652
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,029,800
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,258,845	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	1,034,482	(b)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	2,000,000	2,094,777	(a)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	800,995
Sinai Residences Boca Raton Project, Series A	7.500%	6/1/49	1,600,000	1,639,546
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	230,479
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	1,017,250
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4	*(d)

Total Florida				15,411,771

Georgia - 0.8%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	500,000	546,156
Georgia State Municipal Electric Authority Revenue, Plant Vogtle Units 3 & 4 Project, Series B	5.000%	1/1/59	1,200,000	1,260,203
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	1,250,000	1,314,572

Total Georgia				3,120,931

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 13.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	$1,000,000	$1,040,756
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/47	2,500,000	2,584,503
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	105,013
Dedicated, Series H	5.000%	12/1/46	750,000	776,612
Series A	5.000%	12/1/37	2,500,000	2,624,192
Series D	5.000%	12/1/46	750,000	777,329
Chicago, IL, GO:
Series A, Refunding	5.000%	1/1/28	1,500,000	1,598,843
Series A, Refunding	6.000%	1/1/38	1,250,000	1,368,806
Series C, Refunding	5.000%	1/1/25	1,000,000	1,047,649
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,041,193	(a)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,034,770	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,000,000	4,265,097
Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	294,541
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,249,441	(a)
Illinois State Finance Authority Revenue, Franciscan Communities Inc, Series A, Unrefunded	5.125%	5/15/43	2,360,000	2,381,336
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	750,000	834,690
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	5,151,600
Series A	5.000%	3/1/37	1,500,000	1,595,300
Series A	5.000%	3/1/46	1,000,000	1,047,167
Series A, Refunding	5.000%	10/1/29	2,900,000	3,135,677
Series A, Refunding	5.000%	10/1/30	1,475,000	1,588,179
Series B, Refunding	5.000%	9/1/27	1,600,000	1,725,336
Series D	5.000%	11/1/27	500,000	539,786

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	$1,150,000	$1,187,321
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,000,000	1,881,873
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	2,750,000	2,531,812
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	779,031
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,413,632
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	2,780,000	3,204,909

Total Illinois				52,806,394

Indiana - 0.7%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,132,988
Marion General Hospital, Series A	4.000%	7/1/45	500,000	487,951
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,049,488	(a)

Total Indiana				2,670,427

Iowa - 0.5%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	5.000%	12/1/42	1,800,000	1,848,962	(e)(f)(g)

Kentucky - 0.5%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	2,000,000	2,048,681	(e)(g)

Louisiana - 1.1%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,061,003
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	1,006,153
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	499,978

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - (continued)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	$750,000	$704,750	(e)(g)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,000,000	946,345	(e)(g)

Total Louisiana				4,218,229

Maryland - 0.9%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	930,080
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	321,322	(a)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,064,421	(a)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	490,870
Frederick Health System, Refunding	4.000%	7/1/50	725,000	702,813

Total Maryland				3,509,506

Massachusetts - 1.0%
Massachusetts State DFA Revenue:
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	1,000,000	1,088,064
Wellforce Issue, Series A, Refunding	5.000%	7/1/38	1,000,000	1,085,570
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	536,423
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,204,851

Total Massachusetts				3,914,908

Michigan - 1.5%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	750,000	782,442
Detroit, MI, GO, Financial Recovery, Series B1, Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	3,150,000	2,628,196
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,215,585
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	250,000	238,448
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	250,000	259,888
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	871,939	(a)

Total Michigan				5,996,498

Minnesota - 0.9%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/49	3,500,000	3,660,996	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 1.4%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	$2,450,000	$2,490,737
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,061,308

Total Missouri				5,552,045

Nebraska - 0.9%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,465,771

Nevada - 0.9%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,340,795	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,063,256	(b)

Total Nevada				3,404,051

New Jersey - 10.7%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	1,175,000	1,220,127	(a)
New Jersey State EDA Revenue:
Cranes Mill Project, Refunding	5.000%	1/1/39	1,000,000	1,053,135
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,937,923
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.040%	3/1/28	17,500,000	17,642,091	(g)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	400,000	422,463	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	325,797
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	2,780,000	2,805,580	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	1,700,000	1,807,007
Transportation Program, Series AA	5.250%	6/15/43	500,000	532,646

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Transportation Program, Series AA	4.000%	6/15/50	$2,500,000	$2,329,254
Transportation Program, Series BB	4.000%	6/15/44	3,950,000	3,768,674
Transportation System, Series A, Refunding	5.000%	12/15/27	175,000	190,836
Transportation System, Series A, Refunding	5.000%	12/15/28	2,325,000	2,548,550
Transportation System, Series D	5.000%	6/15/32	4,625,000	4,824,441
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	500,000	534,244

Total New Jersey				41,942,768

New Mexico - 0.5%
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	764,680
EL Castillo Retirement Residences Project, Series B	2.250%	5/15/24	600,000	590,138
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	600,000	590,951

Total New Mexico				1,945,769

New York - 4.9%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/50	2,250,000	2,368,901
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	250,000	263,420
Green Bonds, Series D-1	5.000%	11/15/43	500,000	526,397
Green Bonds, Series D-3	4.000%	11/15/49	500,000	475,941
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,000,000	1,097,775
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	482,733
Series A-2	5.000%	5/15/30	1,000,000	1,089,619	(e)(g)
Series B, Refunding	5.000%	11/15/37	500,000	525,973
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	756,701
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,528,218
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	1,750,000	1,708,377

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	$2,000,000	$1,921,108	(a)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/42	1,300,000	1,243,300
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,134,145	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	200,000	206,219	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	1,000,000	1,029,219	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/50	1,500,000	1,437,271	(a)
Series 221	4.000%	7/15/55	500,000	476,124	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	985,488

Total New York				19,256,929

North Carolina - 0.4%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,669,237

Ohio - 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,300,000	1,266,264
Indian Creek, OH, Local School District, GO, Series A, State Credit Program	5.000%	11/1/55	2,335,000	2,512,989
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,000,000	925,728	(a)(e)(g)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,711,515	(a)

Total Ohio				6,416,496

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	$500,000	$529,431
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,049,335

Total Oklahoma				1,578,766

Oregon - 0.5%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,258,378
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	500,000	545,504

Total Oregon				1,803,882

Pennsylvania - 2.5%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,000,000	1,006,454
Armstrong, PA, School District, GO, Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/41	2,000,000	2,035,538
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	550,000	595,505
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,872,967
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/50	2,000,000	2,194,828
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	1,200,000	1,200,040
Lease Revenue, Refunding	5.000%	10/1/30	750,000	849,046

Total Pennsylvania				9,754,378

Puerto Rico - 4.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	2,600,000	2,705,118	(b)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	24,171	21,991
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	34,593
Restructured, Series A-1	5.250%	7/1/23	52,481	53,131
Restructured, Series A-1	5.375%	7/1/25	52,334	54,108

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Restructured, Series A-1	5.625%	7/1/27	$51,860	$55,012
Restructured, Series A-1	5.625%	7/1/29	51,018	54,981
Restructured, Series A-1	5.750%	7/1/31	49,554	54,237
Restructured, Series A-1	4.000%	7/1/33	46,990	43,691
Restructured, Series A-1	4.000%	7/1/35	42,237	39,161
Restructured, Series A-1	4.000%	7/1/37	36,251	32,679
Restructured, Series A-1	4.000%	7/1/41	49,287	44,438
Restructured, Series A-1	4.000%	7/1/46	51,258	45,094
Subseries CW	0.000%	11/1/43	234,022	121,984	(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,420,000	1,359,650	*(d)
Series A	5.050%	7/1/42	215,000	205,863	*(d)
Series XX	5.250%	7/1/40	2,130,000	2,050,125	*(d)
Series ZZ, Refunding	5.250%	7/1/18	350,000	336,000	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	650,074
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	975,828
Restructured, Series A-1	4.550%	7/1/40	130,000	131,035
Restructured, Series A-1	5.000%	7/1/58	6,420,000	6,596,293
Restructured, Series A-2	4.329%	7/1/40	720,000	713,615

Total Puerto Rico				16,378,701

Rhode Island - 0.0%††
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(d)

Tennessee - 0.3%
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,250,000	1,274,623	(e)(g)

Texas - 11.3%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,746,665
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	750,000	809,069	(a)(f)
Series B	5.000%	11/15/44	1,250,000	1,331,182	(a)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,545,664
CAB	0.000%	1/1/38	2,000,000	995,363
CAB	0.000%	1/1/40	2,200,000	989,934

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	$2,000,000	$1,999,718	(a)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,526,363	(a)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,020,745	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	1,000,000	911,099	(a)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	7,782,667	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,250,000	1,231,187	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	115,981	(a)
Series 2017	5.000%	11/1/36	110,000	115,724	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Project	4.000%	11/1/49	1,200,000	1,122,057
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Sanctuary LTC Project, Series A	5.500%	1/1/57	1,200,000	1,107,874
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	515,310
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	751,375
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series 2021A	3.000%	1/1/50	250,000	172,326	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,076,373
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,272,999
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	4,295,000	4,600,931

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	12/31/39	$500,000	$502,158
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	1,500,000	1,563,733	(a)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	300,000	263,174
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	400,000	221,320	*(b)(d)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	52,500	(d)

Total Texas				44,343,491

Utah - 0.9%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	381,906
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	676,650
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	784,410
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	500,000	429,648
Series A	5.375%	10/15/40	1,150,000	1,181,729

Total Utah				3,454,343

Virginia - 0.6%
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	1,000,000	977,507
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	539,716
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	801,714	(a)

Total Virginia				2,318,937

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.6%
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	$1,000,000	$1,071,010	(e)(g)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,000,000	1,080,053

Total Washington				2,151,063

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	750,000	845,026	(e)(g)

Wisconsin - 1.9%
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	300,000	320,160
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	1,250,000	1,266,899	(b)
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	693,453
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,587,061
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	707,272	(b)
Wisconsin State HEFA Revenue:
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/44	200,000	214,638
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/49	1,000,000	1,069,158
Rogers Memorial Hospital, Inc., Series B, Refunding	5.000%	7/1/38	500,000	539,229

Total Wisconsin				7,397,870

TOTAL MUNICIPAL BONDS (Cost - $386,165,829)				386,591,128

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (i) - 1.2%
New York - 1.2%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Obligations Bonds, Series A (Cost - $4,754,810)	4.000%	3/15/45	4,755,000	4,755,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $390,920,639)				391,346,128

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
Florida - 0.2%
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A. (Cost - $965,000)	0.320%	11/1/38	$965,000	$965,000	(j)(k)

TOTAL INVESTMENTS - 100.0% (Cost - $391,885,639)				392,311,128

TOB Floating Rate Notes - 0.9%				3,565,000
Liabilities in Excess of Other Assets - (0.9)%				(3,630,930)

TOTAL NET ASSETS - 100.0%				$392,245,198

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(d)	The coupon payment on this security is currently in default as of April 30, 2022.

(e)	Maturity date shown represents the mandatory tender date.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	The maturity principal is currently in default as of April 30, 2022.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund 2022 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (cont’d)	April 30, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SIFMA	— Securities Industry and Financial Markets Association

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2022 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

18

Notes to Schedule of Investments (unaudited) (cont’d)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$386,591,128	—	$386,591,128
Municipal Bonds Deposited in Tender Option Bond Trust	—	4,755,000	—	4,755,000

Total Long-Term Investments	—	391,346,128	—	391,346,128

Short-Term Investments†	—	965,000	—	965,000

Total Investments	—	$392,311,128	—	$392,311,128

†	See Schedule of Investments for additional detailed categorizations.

20